GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION - PPE (Details)	12 Months Ended
Dec. 31, 2016
Buildings and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5 years
Buildings and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	50 years
Plant and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	3 years
Plant and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	30 years
Furniture, fixtures and leasehold improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	20 years